SCHEDULE OF REVENUE BY MAJOR CUSTOMERS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Revenue Benchmark [Member] | Customer Z N F [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount	$ 12,118,011
Concentration risk percentage	63.83%
Revenue Benchmark [Member] | Customer L X M [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount		$ 13,524
Concentration risk percentage		59.00%
Revenue Benchmark [Member] | Supllier Y K Z S [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.30%
Purchases amount	$ 1,169,649
Revenue Benchmark [Member] | Supllier T T Y [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.94%
Purchases amount	$ 1,145,888
Revenue Benchmark [Member] | Supllier A C J N [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.16%
Purchases amount	$ 1,092,646
Revenue Benchmark [Member] | Supllier YKYM [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount			$ 8,479,775	$ 4,548,035
Concentration risk percentage		100.00%	45.64%	100.00%
Purchases amount		$ 8,311,593
Revenue Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount			$ 6,189,907
Concentration risk percentage			60.00%
Revenue Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount			$ 3,738,704
Concentration risk percentage			36.00%
Revenue Benchmark [Member] | Customer CN [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount				$ 1,149,585
Concentration risk percentage				59.55%
Revenue Benchmark [Member] | Customer WP [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount				$ 196,793
Concentration risk percentage				10.19%
Revenue Benchmark [Member] | Supllier B [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount			$ 6,152,915
Concentration risk percentage			33.12%
Revenue Benchmark [Member] | Supllier C [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Sales Amount			$ 3,729,039
Concentration risk percentage			20.07%
Accounts Receivable [Member] | Customer Z N F [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount
Accounts Receivable [Member] | Customer L X M [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount
Accounts Receivable [Member] | Customer CN [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount
Accounts Receivable [Member] | Customer WP [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Accounts receivable amount